Backstop Financing Agreement	3 Months Ended
Mar. 31, 2026
Eos SENOLYTIXS Inc [Member]
ReceivablesLineItems [Line Items]
Backstop Financing Agreement
14.	BACKSTOP FINANCING AGREEMENT

In connection with the entry into the Merger, Eos entered into a Securities Purchase Agreement, dated as of March 26, 2026 (as amended, the “Backstop Financing Agreement”), with RCM Eos Holdings, LLC, a Delaware limited liability company and affiliate of Eos (“RCM Eos Holdings”), for the purchase and sale of certain convertible promissory notes (the “Eos Notes”) and shares of Eos common stock for an aggregate committed investment amount of $18 million, subject to reduction based on amounts previously funded under the Initial Bridge Notes and the amount of proceeds raised in the Series A Preferred Financing (as defined below) (the “Eos Financing”). The convertible promissory notes are convertible into shares of Eos Class A Common Stock based on a pre-Merger equity valuation of $100,000,000, which in turn will be exchanged for shares of the Combined Company by virtue of the Merger at the Effective Time.

Additionally, Eos intends to initiate another private placement for further investment into Eos shortly after the signing of the Merger Agreement, but in any event prior to the closing of the Merger, pursuant to subscription agreements for the purchase of Series A Preferred Stock of Eos (the “Series A Preferred Financing”).

At the initial closing of the Eos Financing (the “Initial Closing”), RCM Eos Holdings was obligated to deliver to Eos an aggregate of $2,500,000 for the Initial Bridge Notes. However, funding did not occur until April 9, 2026, when $1,000,000 was transferred on behalf of RCM Eos Holdings to Eos and on May 5, 2026, when $1,500,000 was transferred on behalf of RCM Eos Holdings to Eos. Thus, Eos and RCM Eos Holdings entered into that certain Amended and Restated Securities Purchase Agreement with an effective date as of April 9, 2026, pursuant to which the parties thereto agreed to divide the Initial Closing into two tranches corresponding to the aforementioned dates of funding. Following the Initial Closing, the Company may deliver written notice to the purchasers requiring such purchasers to fund certain Additional Bridge Notes (as defined therein) if, prior to the date that is three months following the Initial Closing, Eos has not received aggregate proceeds of $2,500,000 or more from any closings of the Series A Preferred Financing (each, an “Additional Closing”).

The Eos Notes have a maturity date that is 18 months following the date of the issuance of the Initial Bridge Notes (the “Maturity Date”), accrue interest at a rate of 8% and are convertible into common stock at a conversion price of $17 per share. In the event that the Merger has not been consummated prior to the Maturity Date, the Company may, in its sole discretion, elect to convert the outstanding principal balance and all accrued and unpaid interest on the Eos Notes into shares of Eos common stock upon the earlier of: (a) the closing of an IPO; or (b) the closing of a Next Equity Financing (as defined in the Backstop Financing Agreement). Eos may, in its sole discretion, prepay all (but not less than all) of the outstanding principal balance and all accrued and unpaid interest on all outstanding Eos Notes, subject to proper notice. The Eos Notes contain certain customary events of default, and upon the occurrence and during the continuance of any event of default, the outstanding principal balance of the Eos Notes shall bear interest at a rate equal to 15% per annum.

Upon receipt by the purchasers of written notice from Eos that approval of the Merger has occurred, each purchaser shall fund its pro rata share of the Eos Gross Proceeds (as defined in the Backstop Financing Agreement), less the amounts funded in the Initial Closing and any Additional Closing, and less aggregate proceeds actually received by Eos from the Series A Preferred Financing as of the date of such notice; provided, however, that if, as of the date of such notice, Eos has received aggregate proceeds from the Series A Preferred Financing equal to or greater than $15,500,000, less any amounts funded by the purchasers pursuant to the Additional Bridge Notes provision of the Backstop Financing Agreement, the purchasers shall have no obligation to fund any amounts pursuant to the terms of the Backstop Financing Agreement.

The Backstop Financing Agreement also provides for the issuance to the purchasers of shares of Eos Class A Common Stock having an aggregate value of $1,000,000 as an origination fee, subject to forfeiture and reallocation provisions.

Per the terms of the Merger, each Eos Note that is outstanding and unconverted as of immediately prior to the Effective Time shall be converted solely into the right to receive a number of shares of Pulmatrix common stock equal to (x) the number Eos Capital Stock that the holder of such Eos Note would have been entitled to had the Eos Note converted into Eos Capital Stock prior to the Effective Time, multiplied by (y) the Exchange Ratio. The Backstop Financing Agreement and Eos Notes additionally contain certain customary representations, warranties and covenants customary for transactions of such nature.